Net revenues - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Disaggregation of Revenue [Line Items]
Revenue	¥ 30,225,681
Contract with customer liability reclassified to revenue	336,206
Revenue remaining performance obligation	553,218
Insurance Revenues
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	212,384
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-04-01 | Insurance Revenues
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	¥ 63,611
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-04-01 | Insurance Revenues | Minimum
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation, period of recognition	3 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-04-01 | Insurance Revenues | Maximum
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation, period of recognition	120 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-04-01 | Maintenance Revenue | Minimum
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation, period of recognition	18 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-04-01 | Maintenance Revenue | Maximum
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation, period of recognition	84 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01 | Insurance Revenues
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	¥ 148,773
Revenue remaining performance obligation, period of recognition
Accounting Standards Update 2014-09
Disaggregation of Revenue [Line Items]
Revenue	¥ 84,230